Revenue from services provided to customers - Schedule of Disaggregation of Investment Banking Revenue (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation Of Investment Banking Revenue [Abstract]
Equity underwriting and distribution fees	¥ 13,097	¥ 1,603	¥ 17,627	¥ 5,316
Debt underwriting and distribution fees	5,211	4,517	10,555	11,215
Financial advisory fees	9,991	14,279	23,615	28,310
Other fees	10,305	3,790	17,953	6,633
Total	¥ 38,604	¥ 24,189	¥ 69,750	¥ 51,474